Expense Example	Jun. 04, 2025 USD ($)
Cambria Global EW ETF | Cambria Global EW ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Cambria U.S. EW ETF | Cambria U.S. EW ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80